FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Total	$ 2,189.9	$ 2,381.9
Carrying amount
Disclosure of financial liabilities [line items]
Total	2,183.4	2,367.7
Fair value
Disclosure of financial liabilities [line items]
Total	0.6	8.5
Debt
Disclosure of financial liabilities [line items]
Total	1,758.7	1,857.7
Debt | Carrying amount
Disclosure of financial liabilities [line items]
Total	1,758.7	1,857.7
Debt | Fair value
Disclosure of financial liabilities [line items]
Total	$ 0.0	0.0
Debt | Senior notes
Disclosure of financial liabilities [line items]
Interest rate, liabilities	5.00%
Debt | Senior notes | Carrying amount
Disclosure of financial liabilities [line items]
Fair value	$ 1,465.3	1,754.8
Debt | Senior notes | Fair value
Disclosure of financial liabilities [line items]
Fair value	$ 1,455.0	$ 1,751.5